Fair Values of Financial Instruments (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Fair Values of Financial Instruments
12.	Fair Values of Financial Instruments

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values may not be a precise estimate. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances. Fair value methodologies discussed below do not necessarily represent an exit price in the determination of the fair value of these financial instruments.

Cash and due from banks and interest bearing deposits: The recorded book balance of cash and due from banks and interest bearing deposits approximate fair value and are classified as Level 1.

Interest bearing deposits - time: Interest bearing deposits - time have been valued based on a model using a benchmark yield curve plus a base spread and are classified as Level 2.

Securities: Financial instrument assets actively traded in a secondary market have been valued using quoted market prices. Trading securities are classified as Level 1 while securities available for sale are classified as Level 2 as described in note #11.

Federal Home Loan Bank and Federal Reserve Bank stock: It is not practicable to determine the fair value of FHLB and FRB stock due to restrictions placed on transferability.

Net loans and loans held for sale: The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans and do not necessarily represent an exit price. Loans are classified as Level 3. Impaired loans are valued at the lower of cost or fair value as described in note #11. Loans held for sale are classified as Level 2 as described in note #11. Payment plan receivables held for sale are also classified as Level 2 based on a signed purchase agreement as described in note #15.

Accrued interest receivable and payable: The recorded book balance of accrued interest receivable and payable approximate fair value and are classified at the same Level as the asset and liability they are associated with.

Derivative financial instruments: The fair value of rate-lock mortgage loan commitments and mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets, the fair value of interest rate swap agreements is based on a discounted cash flow analysis whose significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management and the fair value of purchased and written options is based on prices of financial instruments with similar characteristics and do not typically involve judgment by management. Each of these instruments has been classified as Level 2 as described in note #11.

Deposits: Deposits without a stated maturity, including demand deposits, savings, NOW and money market accounts, have a fair value equal to the amount payable on demand. Each of these instruments is classified as Level 1. Deposits with a stated maturity, such as time deposits have generally been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Federal funds purchased: The recorded book balance of federal funds purchased, which mature in one day, approximates fair value and is classified as Level 2.

Other borrowings: Other borrowings have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Subordinated debentures: Subordinated debentures have generally been valued based on a quoted market price of similar instruments resulting in a Level 2 classification.

The estimated recorded book balances and fair values follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
September 30, 2017
Assets
Cash and due from banks	$31,998	$31,998	$31,998	$—	$—
Interest bearing deposits	15,605	15,605	15,605	—	—
Interest bearing deposits - time	3,489	3,493	—	3,493	—
Trading securities	347	347	347	—	—
Securities available for sale	548,865	548,865	—	548,865	—
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale	1,963,227	1,909,662	—	47,611	1,862,051
Accrued interest receivable	8,740	8,740	—	2,850	5,890
Derivative financial instruments	1,973	1,973	—	1,973	—

Liabilities
Deposits with no stated maturity(1)	$1,808,071	$1,808,071	$1,808,071	$—	$—
Deposits with stated maturity(1)	535,690	533,045	—	533,045	—
Federal funds purchased	3,000	3,000	—	3,000	—
Other borrowings	72,849	73,405	—	73,405	—
Subordinated debentures	35,569	28,634	—	28,634	—
Accrued interest payable	1,105	1,105	40	1,065	—
Derivative financial instruments	1,073	1,073	—	1,073	—

December 31, 2016
Assets
Cash and due from banks	$35,238	$35,238	$35,238	$—	$—
Interest bearing deposits	47,956	47,956	47,956	—	—
Interest bearing deposits - time	5,591	5,611	—	5,611	—
Trading securities	410	410	410	—	—
Securities available for sale	610,616	610,616	—	610,616	—
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale(2)	1,655,335	1,629,587	—	67,321	1,562,266
Accrued interest receivable	7,316	7,316	5	2,364	4,947
Derivative financial instruments	2,251	2,251	—	2,251	—

Liabilities
Deposits with no stated maturity(1)	$1,740,601	$1,740,601	$1,740,601	$—	$—
Deposits with stated maturity(1)	485,118	483,469	—	483,469	—
Other borrowings	9,433	10,371	—	10,371	—
Subordinated debentures	35,569	25,017	—	25,017	—
Accrued interest payable	932	932	21	911	—
Derivative financial instruments	975	975	—	975	—
(1)	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.5 million and $7.4 million at September 30, 2017 and December 31, 2016, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $35.5 million and $31.3 million September 30, 2017 and December 31, 2016, respectively.
(2)	Net loans and loans held for sale include $31.4 million of payment plan receivables and commercial loans held for sale at December 31, 2016.

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balance, which is nominal and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.

NOTE 22 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values may not be a precise estimate. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable-interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances. Fair value methodologies discussed below do not necessarily represent an exit price in the determination of the fair value of these financial instruments.

Cash and due from banks and interest bearing deposits: The recorded book balance of cash and due from banks and interest bearing deposits approximate fair value and are classified as Level 1.

Interest bearing deposits - time: Interest bearing deposits - time have been valued based on a model using a benchmark yield curve plus a base spread and are classified as Level 2.

Securities: Financial instrument assets actively traded in a secondary market have been valued using quoted market prices. Trading securities are classified as Level 1 while securities available for sale are classified as Level 2 as described in note #21.

Federal Home Loan Bank and Federal Reserve Bank Stock: It is not practicable to determine the fair value of FHLB and FRB Stock due to restrictions placed on transferability.

Net loans and loans held for sale: The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans and do not necessarily represent an exit price. Loans are classified as Level 3. Impaired loans are valued at the lower of cost or fair value as described in Note #21. Loans held for sale are classified as Level 2 as described in Note #21. Payment plan receivables held for sale are also classified as Level 2 based on a signed APA as described in Note #1.

Accrued interest receivable and payable: The recorded book balance of accrued interest receivable and payable approximate fair value and are classified at the same Level as the asset and liability they are associated with.

Derivative financial instruments: The fair value of rate-lock mortgage loan commitments and mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets, the fair value of interest rate swap agreements is based on a discounted cash flow analysis whose significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management and the fair value of purchased and written options is based on prices of financial instruments with similar characteristics and do not typically involve judgment by management. Each of these instruments has been classified as Level 2 as described in note #21.

Deposits: Deposits without a stated maturity, including demand deposits, savings, NOW and money market accounts, have a fair value equal to the amount payable on demand. Each of these instruments is classified as Level 1. Deposits with a stated maturity, such as time deposits, have generally been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Other borrowings: Other borrowings have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Subordinated debentures: Subordinated debentures have generally been valued based on a quoted market price of similar instruments resulting in a Level 2 classification.

The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
2016
Assets
Cash and due from banks	$35,238	$35,238	$35,238	$—	$—
Interest bearing deposits	47,956	47,956	47,956	—	—
Interest bearing deposits - time	5,591	5,611	—	5,611	—
Trading securities	410	410	410	—	—
Securities available for sale	610,616	610,616	—	610,616	—
Federal Home Loan Bank and Federal
Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale(1)	1,655,335	1,629,587	—	67,321	1,562,266
Accrued interest receivable	7,316	7,316	5	2,364	4,947
Derivative financial instruments	2,251	2,251	—	2,251	—
Liabilities
Deposits with no stated maturity(2)	$1,740,601	$1,740,601	$1,740,601	$—	$—
Deposits with stated maturity(2)	485,118	483,469	—	483,469	—
Other borrowings	9,433	10,371	—	10,371	—
Subordinated debentures	35,569	25,017	—	25,017	—
Accrued interest payable	932	932	21	911	—
Derivative financial instruments	975	975	—	975	—
2015
Assets
Cash and due from banks	$54,260	$54,260	$54,260	$—	$—
Interest bearing deposits	31,523	31,523	31,523	—	—
Interest bearing deposits - time	11,866	11,858	—	11,858	—
Trading securities	148	148	148	—	—
Securities available for sale	585,484	585,484	—	585,484	—
Federal Home Loan Bank and Federal
Reserve Bank Stock	15,471	NA	NA	NA	NA
Net loans and loans held for sale	1,520,346	1,472,613	—	27,866	1,444,747
Accrued interest receivable	6,565	6,565	5	1,969	4,591
Derivative financial instruments	1,238	1,238	—	1,238	—
Liabilities
Deposits with no stated maturity(2)	$1,659,743	$1,659,743	$1,659,743	$—	$—
Deposits with stated maturity(2)	426,220	423,776	—	423,776	—
Other borrowings	11,954	13,448	—	13,448	—
Subordinated debentures	35,569	23,069	—	23,069	—
Accrued interest payable	466	466	21	445	—
Derivative financial instruments	619	619	—	619	—
(1)	Net loans and loans held for sale at December 31, 2016 include $31.4 million of payment plan receivables and commercial loans held for sale.
(2)	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $7.4 million and $11.8 million at December 31, 2016 and 2015, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $31.3 million and $38.4 million at December 31, 2016 and 2015, respectively.

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balance, which is nominal, and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.